Cover	Oct. 31, 2022
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 to the Current Report on Form 8-K (the “Form 8-K/A”) amends the Current Report on Form 8-K of Maquia Capital Acquisition Corporation (“Maquia” or the “Company”), originally filed with the U.S. Securities and Exchange Commission (the “SEC”) on October 31, 2022 (the “Form 8-K”), solely for the purposes of clarifying certain disclosure in the section entitled Additional Sponsor Assurances.
Document Period End Date	Oct. 31, 2022
Entity File Number	001-40380
Entity Registrant Name	Maquia Capital Acquisition Corporation
Entity Central Index Key	0001844419
Entity Tax Identification Number	85-4283150
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	50 Biscayne Boulevard
Entity Address, Address Line Two	Suite 2406
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33132
City Area Code	(305)
Local Phone Number	608-1395
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A Common Stock and one-half of one Redeemable Warrant
Title of 12(b) Security	Units, each consisting of one share of Class A Common Stock and one-half of one Redeemable Warrant
Trading Symbol	MAQCU
Security Exchange Name	NASDAQ
Class A Common Stock, par value $0.0001 per share
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	MAQC
Security Exchange Name	NASDAQ
Redeemable warrants, each whole warrant exercisable for one share of Class A Common Stock for $11.50 per share
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one share of Class A Common Stock for $11.50 per share
Trading Symbol	MAQCW
Security Exchange Name	NASDAQ